Capital management policies and procedures (Details) $ in Thousands	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Capital management policies and procedures [Abstract]
Stockholders' equity	$ 2,108,440	$ 1,974,377	$ 1,801,024	$ 1,819,098
Cash and cash equivalents	(207,110)	(100,044)
Capital	1,901,330	1,874,333
Financial debt	477,048	76,513
Leasing liabilities	82,602	167,579
Overall financing	$ 2,668,090	$ 2,218,469
Capital-to-overall financing ratio	0.71	0.84